Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets [Abstract]
Cash and cash equivalents		$ 13,654	$ 6,684
Restricted cash		900	260
Other current assets		1,252	887
Total current assets		21,927	16,883
Non-current assets [Abstract]
TOTAL ASSETS		282,551	267,562
Current liabilities [Abstract]
Convertible notes, net of deferred finance costs of $17 and NIL, respectively		2,588	0
Due to related parties, net of deferred finance costs of $113 and NIL, respectively		24,237	0
Trade accounts and other payables		16,105	14,426
Accrued liabilities		6,881	4,634
Total current liabilities		237,281	36,263
Non-current liabilities [Abstract]
Due to related parties, non-current, net of deferred finance costs of NIL and NIL, respectively		0	19,349
Long-term portion of convertible notes, net of deferred finance costs of $212 and NIL, respectively		12,020	11,124
Total liabilities		252,693	246,259
Commitments and contingencies
STOCKHOLDERS EQUITY [Abstract]
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued		0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2019 and 2018; 26,900,050 and 2,666,184 shares issued and outstanding as at December 31, 2019 and 2018, respectively		3	0
Additional paid-in capital		406,096	385,846
Accumulated deficit		(376,241)	(364,543)
Total Stockholders' equity		29,858	21,303	$ 41,313	$ 30,832
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY		$ 282,551	$ 267,562
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000
Preferred stock, shares issued (in shares)		0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		500,000,000	500,000,000
Common stock, shares issued (in shares)		26,900,050	2,666,184
Common stock, shares outstanding (in shares)		26,900,050	2,666,184
Convertible Notes [Member]
STOCKHOLDERS EQUITY [Abstract]
Deferred finance costs, current		$ 17	$ 0
Deferred finance costs, noncurrent		212	0
Due to Related Parties [Member]
STOCKHOLDERS EQUITY [Abstract]
Deferred finance costs, current		113	0
Deferred finance costs, noncurrent		0	0
Seanergy Maritime Holdings Corp. [Member]
Current assets [Abstract]
Cash and cash equivalents		7,163	792
Restricted cash		50	50
Other current assets		278	222
Total current assets		7,491	1,064
Non-current assets [Abstract]
Investments in subsidiaries	[1]	62,484	52,999
Total non-current assets		62,484	52,999
TOTAL ASSETS		69,975	54,063
Current liabilities [Abstract]
Convertible notes, net of deferred finance costs of $17 and NIL, respectively		2,588	0
Due to related parties, net of deferred finance costs of $113 and NIL, respectively		24,237	0
Trade accounts and other payables		883	433
Accrued liabilities		389	1,854
Total current liabilities		28,097	2,287
Non-current liabilities [Abstract]
Due to related parties, non-current, net of deferred finance costs of NIL and NIL, respectively		0	19,349
Long-term portion of convertible notes, net of deferred finance costs of $212 and NIL, respectively		12,020	11,124
Total liabilities		40,117	32,760
Commitments and contingencies		0	0
STOCKHOLDERS EQUITY [Abstract]
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued		0	0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2019 and 2018; 26,900,050 and 2,666,184 shares issued and outstanding as at December 31, 2019 and 2018, respectively		3	0
Additional paid-in capital		406,096	385,846
Accumulated deficit		(376,241)	(364,543)
Total Stockholders' equity		29,858	21,303
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY		$ 69,975	$ 54,063
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000
Preferred stock, shares issued (in shares)		0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		500,000,000	500,000,000
Common stock, shares issued (in shares)		26,900,050	2,666,184
Common stock, shares outstanding (in shares)		26,900,050	2,666,184
Seanergy Maritime Holdings Corp. [Member] | Convertible Notes [Member]
STOCKHOLDERS EQUITY [Abstract]
Deferred finance costs, current		$ 17	$ 0
Deferred finance costs, noncurrent		212	0
Seanergy Maritime Holdings Corp. [Member] | Due to Related Parties [Member]
STOCKHOLDERS EQUITY [Abstract]
Deferred finance costs, current		113	0
Deferred finance costs, noncurrent		$ 0	$ 0

[1]	Eliminated in consolidation